UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock World Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
France – 0.6%
Cars Alliance Funding Plc, Series 2012-F1F, Class A,
1.38%, 9/25/21	EUR	113	$145,399
FCT Copernic, Series 2012-1, Class A1,
1.17%, 9/25/29(a)		200	257,960
Red & Black Auto France, Series 2012-1, Class A,
0.97%, 12/28/21(a)		245	315,222

			718,581

Germany – 0.9%
Driver Ten GmbH, Series 10, Class A,
0.37%, 3/21/19(a)		294	375,564
Red & Black TME Germany UG, Series 1, Class A,
0.65%, 1/15/23(a)		100	128,218
SC Germany Auto, Series 2013-1, Class A,
0.48%, 10/12/22(a)		500	640,925

			1,144,707

Italy – 0.6%
COMP Series 2007-2, Class A:
0.35%, 10/25/20(a)		37	47,930
2.80%, 4/27/25		538	698,141

			746,071

Luxembourg – 0.5%
Bumper 2 SA, Series 2011-2, Class A,
1.37%, 2/23/23(a)		477	616,165

Netherlands – 0.1%
Highway BV, Series 2012-1, Class A,
1.22%, 3/26/24(a)		100	128,950

United Kingdom – 1.1%
Bumper 2 SA, Series 2012-5(a):
Class A1, 1.32%, 6/20/22		272	349,812
Class A2, 1.89%, 6/20/22	GBP	272	417,012
Turbo Finance 2 Plc, Series 2012-1:
Class A, 1.89%, 2/20/19(a)		114	174,807
Class B, 5.50%, 2/20/19		195	318,384
Turbo Finance 3 Plc, Series 3, Class A,
1.09%, 11/20/19(a)		109	165,992

			1,426,007

United States – 0.8%
Capital One Multi-Asset Execution Trust, Series 4-3C,
6.63%, 4/19/17		300	478,387
Santander Drive Auto Receivables Trust, Series 2012-3, Class A3,
1.08%, 4/15/16	USD	115	115,434
SLM Student Loan Trust(a):
Series 2012-2, Class A, 0.90%, 1/25/29		239	241,558
Series 2012-C, Class A1, 1.30%, 8/15/23(b)		229	230,780

			1,066,159

Total Asset-Backed Securities – 4.6%			5,846,640

Common Stocks	Shares
Canada – 0.3%
Ainsworth Lumber Co. Ltd. (c)		65,864	263,884
Ainsworth Lumber Co. Ltd.(b)(c)		47,014	188,824

			452,708

United States – 0.2%
NewPage Holdings Corp.(c)		2,540	215,900

Total Common Stocks – 0.5%			668,608

Corporate Bonds	Par (000)
Australia – 0.4%
Commonwealth Bank of Australia,
5.75%, 12/17/13	AUD	500	529,909

Belgium – 1.5%
European Union,
2.50%, 12/04/15	EUR	1,350	1,832,079

Brazil – 1.3%
Petrobras International Finance Co.,
3.88%, 1/27/16	USD	1,610	1,684,842

Canada – 1.1%
CDP Financial, Inc.,
3.00%, 11/25/14(b)		1,300	1,350,842

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2013	1

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Denmark – 1.0%
Realkredit Danmark A/S, Series 10T,
2.00%, 1/01/14	DKK	6,940	$1,208,784

			1,208,784

Europe – 0.9%
VTB Bank OJSC Via VTB Capital SA,
6.88%, 5/29/18	USD	1,040	1,146,600

France – 2.8%
BNP Paribas SA:
3.03%, 12/20/14(a)		975	1,012,133
2.88%, 9/26/23	EUR	100	125,655
Electricite de France SA:
4.25%(a)(e)		300	388,343
6.00%(a)(e)	GBP	800	1,233,793
5.50%, 10/17/41		200	331,628
Pernod-Ricard SA,
5.00%, 3/15/17	EUR	300	437,008

			3,528,560

Germany – 1.3%
BASF SE,
1.50%, 10/01/18		343	450,979
FMS Wertmanagement AoR:
1.38%, 1/16/15		300	392,142
1.63%, 2/22/17		400	531,958
ThyssenKrupp AG,
4.00%, 8/27/18		250	326,100

			1,701,179

India – 0.5%
NTPC Ltd.,
4.75%, 10/03/22	USD	380	397,604
Power Grid Corp. of India Ltd.,
3.88%, 1/17/23		280	279,356

			676,960

Indonesia – 0.4%
Pertamina Persero PT,
6.00%, 5/03/42		270	275,400
Perusahaan Listrik Negara PT,
5.25%, 10/24/42		310	293,725

			569,125

Ireland – 1.9%
Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd.(a)
6.38%, 9/01/24		200	199,050
Aquarius + Investments Plc for Zurich Insurance Co., Ltd.(a)
4.25%, 10/02/43	EUR	130	166,991
Intesa Sanpaolo Bank Ireland Plc,
4.00%, 8/08/13		200	258,754
Rosneft International Finance Ltd. for Rosneft Oil Co.,
4.20%, 3/06/22	USD	740	733,525
Sibur Securities Ltd.,
3.91%, 1/31/18		690	677,925
Talisman Finance Plc, Series 7, Class A,
0.40%, 4/22/17(a)	EUR	340	422,029

			2,458,274

Italy – 1.0%
Assicurazioni Generali SpA,
7.75%, 12/12/42(a)		100	130,749
Davide Campari-Milano SpA:
5.38%, 10/14/16		150	209,652
4.50%, 10/25/19		100	136,230
Intesa Sanpaolo SpA:
4.00%, 11/09/17		330	421,357
5.75%, 5/28/18(a)		100	114,405
3.63%, 12/05/22		200	268,839

			1,281,232

Japan – 0.4%
The Tokyo Electric Power Co., Inc.,
4.50%, 3/24/14		400	522,995

Kazakhstan – 0.8%
KazMunaiGaz Finance Sub BV,
7.00%, 5/05/20(b)	USD	800	952,000

Luxembourg – 2.3%
Beverage Packaging Holdings Luxembourg II SA,
8.00%, 12/15/16	EUR	120	153,822
Gazprom OAO Via Gaz Capital SA,
4.95%, 2/06/28	USD	1,280	1,260,800
GELF Bond Issuer I SA,
3.13%, 4/03/18	EUR	470	604,729
RSHB Capital SA for OJSC Russian Agricultural Bank,
9.00%, 6/11/14	USD	770	832,832

			2,852,183

Mexico – 2.2%
Pemex Project Funding Master Trust, Series 13,
6.63%, 6/15/35		760	910,100
Petroleos Mexicanos:
4.88%, 1/24/22		1,420	1,572,650
3.50%, 1/30/23(b)		326	325,185

			2,807,935

Netherlands – 2.4%
ABN Amro Bank NV:
4.31% (a)(e) Series E	EUR	119	134,998
3.75%, 7/15/14		300	400,998
Generali Finance BV(a)(e):
5.32%		450	487,424
5.48%		200	215,992
HeidelbergCement Finance Luxembourg SA,
7.50%, 10/31/14		300	419,165

2	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Netherlands (concluded)
Iberdrola International BV,
5.75%(a)(e)	EUR	400	$502,871
ING Bank NV,
2.00%, 8/28/20		320	421,639
Koninklijke KPN NV,
6.13%(a)(e)		245	309,971
Rabobank Nederland,
3.88%, 2/08/22	USD	80	84,388

			2,977,446

Portugal – 0.4%
Caixa Geral de Depositos SA,
3.75%, 1/18/18	EUR	400	515,912

Saudi Arabia – 0.3%
Saudi Electricity Global Sukuk Co.
2,5.06%, 4/08/43(d)	USD	385	385,963

Singapore – 0.2%
SP PowerAssets Ltd.,
2.70%, 9/14/22		260	251,404

South Africa – 0.8%
Eskom Holdings Ltd.,
5.75%, 1/26/21(b)		930	1,006,725

South Korea – 0.2%
POSCO,
5.25%, 4/14/21(b)		200	230,222

Spain – 1.7%
Santander International Debt SAU:
4.38%, 9/04/14	EUR	500	657,846
4.63%, 3/21/16		1,100	1,445,488

			2,103,334

Switzerland – 0.3%
UBS AG/Stamford CT,
5.88%, 12/20/17	USD	291	345,150

United Arab Emirates – 1.2%
Emirates Airline,
4.50%, 2/06/25		1,215	1,192,036
IPIC GMTN Ltd.,
5.50%, 3/01/22(b)		320	371,200

			1,563,236

United Kingdom – 3.5%
Enterprise Inns Plc,
6.50%, 12/06/18	GBP	505	759,495
FCE Bank Plc,
9.38%, 1/17/14	EUR	50	68,207
Fidelity International Ltd.,
7.13%, 2/13/24	GBP	200	345,293
Firstgroup Plc,
5.25%, 11/29/22		210	334,738
Imperial Tobacco Finance Plc,
5.50%, 9/28/26		180	322,130
Lloyds TSB Bank Plc,
9.88%, 12/16/21(a)	USD	345	408,825
NGG Finance Plc,
4.25%, 6/18/76(a)	EUR	310	395,244
Northern Rock Asset Management Plc,
5.63%, 6/22/17(b)	USD	800	927,100
Virgin Media Secured Finance Plc,
7.00%, 1/15/18	GBP	153	247,006
Vodafone Group Plc,
2.50%, 9/26/22	USD	610	587,980

			4,396,018

United States – 10.7%
Altria Group, Inc.:
9.25%, 8/06/19		37	51,574
4.25%, 8/09/42		167	157,373
Arrow Electronics, Inc.,
3.00%, 3/01/18		661	666,858
Bank of America Corp.,
5.63%, 7/01/20		200	233,394
Boston Scientific Corp.,
6.25%, 11/15/15		120	134,583
CIT Group, Inc.,
4.75%, 2/15/15(b)		420	439,950
Comcast Corp.,
6.40%, 3/01/40		515	651,603
CONSOL Energy, Inc.,
8.25%, 4/01/20		350	387,625
Cox Communications, Inc.,
8.38%, 3/01/39(b)		410	607,360
Crown Castle Towers LLC,
6.11%, 1/15/40(b)		400	489,359
DISH DBS Corp.:
7.00%, 10/01/13		345	353,841
6.63%, 10/01/14		230	244,662
Domtar Corp.,
9.50%, 8/01/16		130	154,949
El Paso Natural Gas Co. LLC,
8.63%, 1/15/22		700	962,229
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		100	120,815
5.00%, 5/15/18		320	352,451
The Goldman Sachs Group, Inc.,
6.15%, 4/01/18		120	141,404
JPMorgan Chase & Co.:
1.88%, 3/20/15(a)		325	331,180
1.20%, 1/25/18		1,290	1,298,482
4.50%, 1/24/22		55	60,276
Kraft Foods Group, Inc.:
5.38%, 2/10/20		109	130,066
6.88%, 1/26/39		98	129,138
Leucadia National Corp.,
8.13%, 9/15/15		230	260,762
Lincoln National Corp.,
6.25%, 2/15/20		585	707,861
MetLife, Inc.,
6.75%, 6/01/16		549	645,397
Morgan Stanley,
3.75%, 9/21/17	EUR	150	204,969
Mylan, Inc.,
6.00%, 11/15/18(b)	USD	430	472,179
NewPage Corp.,
11.38%, 12/31/14(c)(f)		587	–
Oracle Corp.,
5.38%, 7/15/40		400	468,647
Prudential Financial, Inc.,
3.88%, 1/14/15		300	315,639

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2013	3

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
QVC, Inc.,
5.13%, 7/02/22	USD	86	$91,098
Southwestern Energy Co.,
7.50%, 2/01/18		410	503,608
Tiers Trust, Series 2012-1,
2.04%, 5/12/14(a)(b)		280	280,350
Time Warner Cable, Inc.,
5.88%, 11/15/40		295	314,530
Verisk Analytics, Inc.,
4.13%, 9/12/22		55	56,896
Verizon Communications, Inc.,
6.90%, 4/15/38		500	640,749
Wells Fargo & Co.:
Series K, 7.98%(a)(e)		110	126,913
4.60%, 4/01/21		60	68,523
WM Covered Bond Program,
4.38%, 9/16/14	EUR	210	280,227

			13,537,520

Venezuela – 0.7%
Petroleos de Venezuela SA,
9.75%, 5/17/35	USD	940	890,650

Total Corporate Bonds – 42.2%			53,307,079

Foreign Agency Obligations
Australia Government International Bond:
5.75%, 5/15/21	AUD	1,105	1,348,019
5.75%, 7/15/22		120	148,311
4.75%, 4/21/27		450	517,464
Bundesrepublik Deutschland:
3.50%, 7/04/19	EUR	275	417,053
4.25%, 7/04/39		350	634,523
Canadian Government Bond,
4.00%, 6/01/41	CAD	325	416,356
Cyprus Government International Bond,
3.75%, 6/03/13	EUR	530	618,237
El Salvador Government International Bond,
7.63%, 2/01/41(b)	USD	580	665,550
France Government Bond OAT,
3.00%, 4/25/22	EUR	1,350	1,888,320
France Treasury Bill BTF,
0.07%, 10/17/13(g)		500	640,609
French Treasury Note BTAN,
1.75%, 2/25/17		1,240	1,660,237
Inflation Linked Korea Treasury Bond,
2.75%, 3/10/17	KRW	1,820,333	1,788,414
Instituto de Credito Oficial,
4.53%, 3/17/16	CAD	400	380,993
Ireland Government Bond,
3.90%, 3/20/23	EUR	3,000	3,726,840
Italy Buoni Poliennali Del Tesoro:
4.25%, 7/01/14	EUR	300	396,015
4.00%, 2/01/17		925	1,221,539
4.50%, 2/01/20		750	985,115
4.00%, 9/01/20		703	900,429
4.75%, 9/01/21		300	396,419
5.50%, 9/01/22		180	245,219
5.50%, 11/01/22		2,080	2,831,957
4.75%, 9/01/28(b)		65	81,871
5.00%, 8/01/39		694	870,401
5.00%, 9/01/40		1,675	2,088,334
Korea Treasury Bond, Series 1409,
5.00%, 9/10/14	KRW	3,203,000	2,979,760
Landwirtschaftliche Rentenbank,
4.88%, 2/21/20	CAD	490	544,197
Lithuania Government International Bond,
7.38%, 2/11/20(b)	USD	428	538,210
Netherlands Government Bond,
4.00%, 1/15/37(b)	EUR	40	65,909
New South Wales Treasury Corp., Series C1B1,
2.75%, 11/20/25	AUD	3,640	4,937,070
Nordic Investment Bank,
6.00%, 8/20/14		950	1,026,576
Province of Quebec Canada,
4.25%, 12/01/43	CAD	1,100	1,204,169
Queensland Treasury Corp., Series 17,
6.00%, 9/14/17	AUD	1,595	1,833,520
Republic of South Africa,
13.50%, 9/15/15	ZAR	5,540	711,230
Romanian Government International Bond,
4.38%, 8/22/23	USD	516	505,257
Russian Foreign Bond Eurobond,
7.50%, 3/31/30		991	1,227,415
Societe Financement de l’Economie Francaise,
3.38%, 5/05/14(b)		955	986,072
Spain Government Bond:
3.25%, 4/30/16	EUR	783	1,005,783
4.25%, 10/31/16		190	249,721
5.50%, 7/30/17		296	407,619
4.10%, 7/30/18		715	924,131
4.60%, 7/30/19		770	1,010,238
5.50%, 4/30/21	EUR	1,000	1,347,994
4.20%, 1/31/37		325	339,468
4.70%, 7/30/41		200	221,811
Sweden Government Bond,
4.50%, 8/12/15	SEK	12,650	2,097,417
Turkey Government International Bond:
7.50%, 7/14/17	USD	490	584,325
6.25%, 9/26/22		370	438,450

4	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)			Value
Venezuela Government International Bond,
7.65%, 4/21/25	USD	670		$586,250

Total Foreign Agency Obligations – 40.1%				50,640,817

Non-Agency Mortgage-Backed Securities
Ireland – 0.6%
German Residential Asset Note Distributor Plc(a):
Series 1, Class A, 1.61%, 1/20/21	EUR	231		296,354
Series 1, Class B, 1.72%, 1/20/21		211		268,595
Titan Europe 2006-3 Plc,
0.38%, 7/24/16(a)		171		195,951

				760,900

United Kingdom – 0.7%
Arkle Master Issuer Plc, Series 2012-1A, Class 2A1,
1.99%, 5/17/60(a)(b)	USD	289		296,640
Gosforth Funding Plc, Series 2012-2, Class A1A,
0.98%, 11/18/49(a)	GBP	236		359,281
London & Regional Debt Securitisation No. 1 Plc,
4.76%, 10/15/17(a)		130		198,514

				854,435

United States – 0.1%
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1,
4.88%, 1/25/35(a)	USD	132		129,828

Total Non-Agency Mortgage-Backed Securities – 1.4%				1,745,163

Other Interests (h)	Beneficial Interest (000)
United States – 0.3%
Adelphia Escrow		575		6
Stanley Martin, Class B Membership Units (acquired 12/09/09, cost $240,152)(i)	USD	–	(j)	344,750

Total Other Interests – 0.3%				344,756

Preferred Securities

Capital Trusts	Par (000)
France – 0.7%
Electricite de France SA,
5.25%(a)(b)(e)		860		854,359

Netherlands – 0.7%
Achmea BV,
5.13%(a)(e)	EUR	50		62,490
ELM BV for Swiss Life Insurance & Pension Group,
5.25%(a)(e)		250		322,065
Rabobank Nederland NV,
11.00%(a)(b)(e)	USD	400		535,000

				919,555

United States – 0.1%
American General Institutional Capital A,
7.57%, 12/01/45(b)		100		126,500

Total Preferred Securities – 1.5%				1,900,414

Municipal Bonds
United States – 0.9%
Port Authority of New York & New Jersey, RB,
4.93%, 10/01/51		90		99,554
State of California, GO,
5.95%, 4/01/16		850		971,661

Total Municipal Bonds – 0.9%				1,071,215

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2013	5

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)		Value
United States – 3.3%
US Treasury Bond,
3.75%, 8/15/41	USD	3,081	$3,484,420
US Treasury Note,
2.00%, 2/15/23		703	711,897

Total US Treasury Obligations – 3.3%			4,196,317

	Shares
Warrants(k)
United States – 0.0%
HealthSouth Corp. (Expires 1/16/16)		14,085	–

Venezuela – 0.1%
Venezuela Oil Obligations (Expires 4/15/20)		3,000	91,500

Total Warrants – 0.1%			91,500

Total Long-Term Investments (Cost – $113,869,313) – 94.9%			119,812,509

Short-Term Securities
Money Market Funds – 2.8%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.09%(l)(m)		3,480,767	3,480,767

Total Short-Term Securities (Cost – $3,480,767) – 2.8%			3,480,767

Total Investments (Cost – $117,350,080*) – 97.7%			123,293,276
Other Assets Less Liabilities – 2.3%			2,946,605

Net Assets – 100.0%			$126,239,881

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$117,695,139

Gross unrealized appreciation	$7,838,040
Gross unrealized depreciation	(2,239,903)

Net unrealized appreciation	$5,598,137

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Deutsche Bank AG	$385,963	$963

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Restricted security as to resale. As of report date, the Fund held 0.27% of its net assets, with a current value of $344,750 and an original cost of $240,152 in these securities.
(j)	Amount is less than $500.

(k)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,224,702	(743,935)	3,480,767	$782

(m)	Represents the current yield as of report date.

6	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	CHF	Swiss Franc
	CLP	Chilean Peso
	DKK	Danish Krone
	EUR	Euro
	EURIBOR	Euro Interbank Offered Rate
	GBP	British Pound
	HUF	Hungarian Forint
	IDR	Indonesian Rupiah
	INR	Indian Rupee
	JPY	Japanese Yen
	KRW	South Korean Won
	MXN	Mexican New Peso
	MYR	Malaysian Ringgit
	RUB	Russian Rouble
	SEK	Swedish Krona
	SGD	Singapore Dollar
	TRY	Turkish Lira
	USD	US Dollar
	ZAR	South African Rand

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
13	5-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	1,612,711	$3,993
17	10-Year Australian Treasury Bond	Australian Securities Exchange	June 2013	USD	2,152,286	41,528
2	Euro-BUXL	Eurex	June 2013	USD	347,279	4,536
(24)	2-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	5,290,875	(2,429)
(20)	3-Year Australian Treasury Bond	Australian Securities Exchange	June 2013	USD	2,268,999	(6,917)
(19)	10-Year Canadian Bond	Montreal	June 2013	USD	2,525,353	(48,483)
(2)	10-Year Japanese Government Bond	Tokyo	June 2013	USD	3,090,455	(14,880)
(77)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	10,162,797	(85,946)
(24)	30-Year US Treasury Bond	Chicago Board of Trade	June 2013	USD	3,467,250	(48,717)
(48)	Euro BOBL	Eurex	June 2013	USD	7,796,934	(42,509)
(10)	Euro Bund	Eurex	June 2013	USD	1,864,965	(3,536)
(105)	Euro-Schatz	Eurex	June 2013	USD	14,915,744	(13,482)
(22)	Long Gilt Bond	London Financial Futures	June 2013	USD	3,970,565	(94,307)
(61)	Ultra Long US Treasury Bond	Chicago Board of Trade	June 2013	USD	9,613,219	(83,553)

Total						$(394,702)

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2013	7

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,721,060	USD	866,967	UBS AG	4/02/13	$(15,274)
BRL	1,721,060	USD	854,633	UBS AG	4/02/13	(2,939)
USD	849,571	BRL	1,721,060	UBS AG	4/02/13	(2,123)
USD	854,633	BRL	1,721,060	UBS AG	4/02/13	2,939
EUR	410,000	USD	525,530	Goldman Sachs Group, Inc.	4/03/13	29
CLP	62,140,000	USD	130,000	Goldman Sachs Group, Inc.	4/10/13	1,637
EUR	4,775,000	HUF	1,433,455,000	Deutsche Bank AG	4/10/13	89,337
HUF	452,245,600	EUR	1,520,000	Deutsche Bank AG	4/10/13	(45,516)
HUF	445,788,750	EUR	1,515,000	Morgan Stanley	4/10/13	(66,275)
IDR	791,120,000	USD	80,000	Citigroup, Inc.	4/10/13	1,284
IDR	745,330,000	USD	76,147	JPMorgan Chase & Co.	4/10/13	432
INR	69,836,800	USD	1,287,077	Deutsche Bank AG	4/10/13	(5,186)
JPY	301,801,000	USD	3,400,000	Deutsche Bank AG	4/10/13	(193,789)
JPY	422,708,555	USD	4,555,000	HSBC Holdings Plc	4/10/13	(64,316)
KRW	331,142,000	USD	310,000	Citigroup, Inc.	4/10/13	(12,581)
KRW	1,846,318,000	USD	1,655,000	Citigroup, Inc.	4/10/13	3,290
MYR	6,608,663	USD	2,165,000	Citigroup, Inc.	4/10/13	(30,102)
TRY	2,910,000	USD	1,629,030	JPMorgan Chase & Co.	4/10/13	(22,429)
TRY	5,599,179	USD	3,155,000	UBS AG	4/10/13	(60,334)
USD	6,545,354	EUR	5,005,000	Goldman Sachs Group, Inc.	4/10/13	129,399
USD	6,608,445	EUR	4,965,000	Goldman Sachs Group, Inc.	4/10/13	243,766
USD	2,690,889	EUR	1,980,000	UBS AG	4/10/13	152,709
USD	1,260,000	INR	69,759,900	Morgan Stanley	4/10/13	(20,480)
USD	6,610,000	JPY	575,664,900	Barclays Bank Plc	4/10/13	494,370
USD	6,440,000	JPY	574,628,320	Deutsche Bank AG	4/10/13	335,382
USD	675,000	KRW	735,588,000	UBS AG	4/10/13	14,324
USD	345,000	MYR	1,070,380	UBS AG	4/10/13	(781)
USD	1,582,940	TRY	2,849,000	Deutsche Bank AG	4/10/13	10,016
USD	3,800,000	ZAR	34,165,800	Deutsche Bank AG	4/10/13	87,946
USD	780,107	ZAR	7,040,000	UBS AG	4/10/13	15,224
MYR	12,048,551	USD	3,885,000	Deutsche Bank AG	4/11/13	7,380
SGD	2,540,000	USD	2,072,623	Deutsche Bank AG	4/11/13	(24,770)
SGD	2,240,000	USD	1,824,699	Deutsche Bank AG	4/11/13	(18,717)
USD	1,825,000	MYR	5,581,872	Deutsche Bank AG	4/11/13	21,732
USD	2,060,000	MYR	6,275,234	Deutsche Bank AG	4/11/13	32,736
USD	3,864,031	SGD	4,780,000	Deutsche Bank AG	4/11/13	10,196
AUD	280,000	USD	290,534	UBS AG	4/17/13	684
AUD	310,000	USD	321,568	UBS AG	4/17/13	851
CAD	430,000	USD	430,003	BNP Paribas SA	4/17/13	(6,857)
EUR	2,290,000	GBP	2,002,149	HSBC Holdings Plc	4/17/13	(106,226)
GBP	519,000	USD	783,982	Bank of America Corp.	4/17/13	4,552
JPY	66,682,000	USD	759,978	Deutsche Bank AG	4/17/13	(51,543)
MXN	29,918,000	USD	2,397,881	BNP Paribas SA	4/17/13	20,888
SGD	2,905,000	USD	2,365,884	Deutsche Bank AG	4/17/13	(23,718)
USD	9,058,172	AUD	8,728,000	Deutsche Bank AG	4/17/13	(19,488)
USD	3,305,324	CAD	3,261,000	Deutsche Bank AG	4/17/13	96,300
USD	1,235,563	DKK	7,044,399	Deutsche Bank AG	4/17/13	24,198

8	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Foreign currency exchange contracts as of March 31, 2013 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	313,047	GBP	200,000	BNP Paribas SA	4/17/13	$9,181
USD	1,041,584	GBP	660,000	BNP Paribas SA	4/17/13	38,824
USD	1,714,054	GBP	1,070,000	Goldman Sachs Group, Inc.	4/17/13	88,368
USD	92,584	HUF	21,031,000	BNP Paribas SA	4/17/13	4,164
USD	2,590,000	HUF	585,599,000	Deutsche Bank AG	4/17/13	127,960
USD	1,741,477	MXN	22,500,000	JPMorgan Chase & Co.	4/17/13	(77,573)
USD	2,142,741	SEK	14,076,000	Goldman Sachs Group, Inc.	4/17/13	(16,632)
USD	3,095,520	ZAR	27,760,000	Deutsche Bank AG	4/17/13	82,298
ZAR	41,197,000	USD	4,750,737	Citigroup, Inc.	4/17/13	(278,990)
ZAR	9,989,000	USD	1,147,149	JPMorgan Chase & Co.	4/17/13	(62,888)
ZAR	10,800,000	USD	1,211,809	UBS AG	4/17/13	(39,518)
RUB	83,450,400	USD	2,716,927	Deutsche Bank AG	4/18/13	(40,204)
USD	2,694,774	RUB	83,450,400	Deutsche Bank AG	4/18/13	18,051
EUR	3,170,000	CHF	3,942,941	UBS AG	4/22/13	(90,526)
EUR	1,890,000	CHF	2,319,559	UBS AG	4/22/13	(21,015)
EUR	320,000	USD	432,760	BNP Paribas SA	4/23/13	(22,515)
EUR	125,000	USD	162,310	Citigroup, Inc.	4/23/13	(2,058)
EUR	2,900,000	USD	3,875,577	Credit Suisse Group AG	4/23/13	(157,727)
EUR	1,300,000	USD	1,735,621	UBS AG	4/23/13	(68,998)
USD	440,849	EUR	340,000	Barclays Bank Plc	4/23/13	4,963
USD	3,029,356	EUR	2,320,000	Barclays Bank Plc	4/23/13	55,076
USD	130,953	EUR	100,000	BNP Paribas SA	4/23/13	2,751
USD	272,340	EUR	210,000	BNP Paribas SA	4/23/13	3,116
USD	247,714	EUR	186,000	BNP Paribas SA	4/23/13	9,259
USD	11,527,458	EUR	8,651,000	Citigroup, Inc.	4/23/13	436,725
USD	1,291,063	EUR	970,000	Credit Suisse Group AG	4/23/13	47,506
USD	3,817,706	EUR	2,921,000	Deutsche Bank AG	4/23/13	72,933
USD	525,596	EUR	410,000	Goldman Sachs Group, Inc.	4/23/13	(31)
USD	232,107	EUR	180,000	Goldman Sachs Group, Inc.	4/23/13	1,344
USD	621,685	EUR	480,000	JPMorgan Chase & Co.	4/23/13	6,317
USD	242,893	EUR	180,000	UBS AG	4/23/13	12,130
USD	461,899	EUR	350,000	UBS AG	4/23/13	13,193
USD	850,789	EUR	640,000	UBS AG	4/23/13	30,298
USD	1,524,367	EUR	1,123,000	UBS AG	4/23/13	84,661
BRL	1,721,060	USD	846,566	UBS AG	5/03/13	2,160
CLP	62,440,000	USD	130,628	UBS AG	5/15/13	989
KRW	1,091,936,000	USD	1,020,215	BNP Paribas SA	5/15/13	(42,042)
MYR	6,605,000	USD	2,158,991	Deutsche Bank AG	5/15/13	(24,968)
EUR	2,240,000	USD	2,903,555	Deutsche Bank AG	5/28/13	(31,108)
USD	2,609,821	EUR	1,990,000	Deutsche Bank AG	5/28/13	57,959
USD	1,940,000	GBP	1,289,358	Barclays Bank Plc	6/06/13	(18,454)

Total						$1,223,136

•	Credit default swaps - buy protection outstanding as of March 31, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
News America, Inc.	1.00%	Goldman Sachs Group, Inc.	6/20/17	USD	450	$(7,316)
Viacom, Inc.	1.00%	Citigroup, Inc.	6/20/17	USD	1,040	(9,915)
Lafarge SA	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	340	(12,045)

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2013	9

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Credit default swaps - buy protection outstanding as of March 31, 2013 were as follows (concluded):

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
RSA Insurance Group Plc	1.00%	Credit Suisse Group AG	12/20/17	EUR	220	$597
RSA Insurance Group Plc	1.00%	Credit Suisse Group AG	12/20/17	EUR	150	682
RSA Insurance Group Plc	1.00%	Deutsche Bank AG	12/20/17	EUR	200	895
RSA Insurance Group Plc	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	470	2,101
Arrow Electronics, Inc.	1.00%	Credit Suisse Group AG	3/20/18	USD	640	(5,185)
Emirate of Abu Dhabi	1.00%	Citigroup, Inc.	3/20/18	USD	1,160	(3,212)
Exel on Corp.	1.00%	JPMorgan Chase & Co.	3/20/18	USD	630	(623)
FIirstEnergy Corp.	1.00%	Deutsche Bank AG	3/20/18	USD	630	6,248
Pernod Ricard SA	1.00%	Citigroup, Inc.	3/20/18	EUR	780	(3,442)
SLM Corp.	5.00%	JPMorgan Chase & Co.	3/20/18	USD	430	(4,624)
Cardinal Health, Inc.	1.00%	Citigroup, Inc.	6/20/18	USD	309	39
Clariant AG	1.00%	JPMorgan Chase & Co.	6/20/18	EUR	730	1,857
Compagnie de Saint Gobain SA	1.00%	JPMorgan Chase & Co.	6/20/18	EUR	730	1,756
Darden Restaurants, Inc.	1.00%	Goldman Sachs Group, Inc.	6/20/18	USD	390	2,407
Deutsche Telekom AG	1.00%	Deutsche Bank AG	6/20/18	EUR	450	598
Kohl’s Corp.	1.00%	Goldman Sachs Group, Inc.	6/20/18	USD	450	1,863
Xerox Corp.	1.00%	Credit Suisse Group AG	6/20/18	USD	620	2,662
Yum! Brands, Inc.	1.00%	Deutsche Bank AG	6/20/18	USD	610	(1,723)

Total						$(26,380)

•	Credit default swaps - sold protection outstanding as of March 31, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Interpublic Group of Cos., Inc.	1.00%	Goldman Sachs Group, Inc.	6/20/17	BB+	USD	450	$12,895
Comcast Corporation	1.00%	Credit Suisse Group AG	9/20/17	A-	USD	1,040	21,309
Dow Jones CDX north America Investment Grade Index Series 19, Version 1	1.00%	Deutsche Bank AG	12/20/17	Not Rated	USD	640	(1,282)
Munchener Ruckversicherungs	1.00%	Credit Suisse Group AG	12/20/17	Not Rated	EUR	330	(4,755)
Munchener Ruckversicherungs	1.00%	Credit Suisse Group AG	12/20/17	Not Rated	EUR	220	(3,600)
Munchener Ruckversicherungs	1.00%	Deutsche Bank AG	12/20/17	Not Rated	EUR	310	(4,652)
Munich Re America Corp.	1.00%	JPMorgan Chase & Co.	12/20/17	A+	EUR	700	(10,503)
Telefonica SA	1.00%	JPMorgan Chase & Co.	12/20/17	BBB	EUR	340	11,763
GDF Suez	1.00%	Citigroup, Inc.	3/20/18	A	EUR	780	3,119
Solvay SA	1.00%	JPMorgan Chase & Co.	3/20/18	BBB+	EUR	510	1,566
Anglo American Plc	1.00%	JPMorgan Chase & Co.	6/20/18	BBB	EUR	730	(3,682)
France Telecom SA	1.00%	Deutsche Bank AG	6/20/18	A-	EUR	450	677
Koninklijke KPN NV	1.00%	JPMorgan Chase & Co.	6/20/18	BBB-	EUR	730	(4,970)

Total							$17,885

[1]	Using Standard and Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

10	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.90%[3]	6-Month EURIBOR	Deutsche Bank AG	11/30/17	EUR	2,280	$2,801
0.88%[4]	6-Month EURIBOR	Citigroup, Inc.	1/10/18	EUR	1,140	(849)
1.78%[4]	6-Month EURIBOR	Citigroup, Inc.	9/28/22	EUR	655	12,189

Total						$14,141

[3]	Fund pays the floating rate and receives the fixed rate.

[4]	Fund pays the fixed rate and receives the floating rate.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	–	$5,846,640	–	$$5,846,640
Common Stocks	$263,884	188,824	$215,900	668,608
Corporate Bonds	–	53,026,729	280,350	53,307,079
Foreign Agency Obligations	–	50,640,817	–	50,640,817
Non-Agency Mortgage-Backed Securities	–	1,745,163	–	1,745,163
Other Interests	–	–	344,756	344,756
Preferred Securities	–	1,900,414	–	1,900,414
Municipal Bonds	–	1,071,215	–	1,071,215
US Treasury Obligations	–	4,196,317	–	4,196,317
Warrants	–	91,500	–	91,500
Short-Term Securities	3,480,767	–	–	3,480,767

Total	$3,744,651	$118,707,619	$841,006	$123,293,276

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2013	11

Schedule of Investments (concluded)	BlackRock World Income Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$73,034	–	$73,034
Foreign currency exchange contracts	–	3,011,827	–	3,011,827
Interest rate contracts	$50,057	14,990	–	65,047
Liabilities:
Credit contracts	–	(81,529)	–	(81,529)
Foreign currency exchange contracts	–	(1,788,691)	–	(1,788,691)
Interest rate contracts	(444,759)	(849)	–	(445,608)

Total	$(394,702)	$1,228,782	–	$834,080

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$780,998	–	–	$780,998
Foreign currency at value	650,002	–	–	650,002

Total	$1,431,000	–	–	$1,431,000

There were no transfers between levels during the period ended March 31, 2013.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

12	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock World Income Fund, Inc.

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock World Income Fund, Inc.

Date: May 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock World Income Fund, Inc.

Date: May 24, 2013